Financial Risk Management - Trading Assets and Investment Securities Based on External Rating System (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 387,253,951	¥ 372,678,085
Trading assets [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	5,511,465	5,674,162
Trading assets [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	83,484	71,032
Trading assets [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	4,473,308	4,755,302
Trading assets [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	369,924	360,440
Trading assets [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	451,490	332,322
Trading assets [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	67,712	73,073
Trading assets [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	5,445,918	5,592,169
Financial assets at fair value through profit or loss [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	2,820,665	2,293,049
Financial assets at fair value through profit or loss [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	0
Financial assets at fair value through profit or loss [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	26,006	33,391
Financial assets at fair value through profit or loss [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	11,871	10,517
Financial assets at fair value through profit or loss [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	142,241	51,449
Financial assets at fair value through profit or loss [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	12,657	17,054
Financial assets at fair value through profit or loss [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	192,775	112,411
Debt instruments at amortized cost [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	0
Debt instruments at amortized cost [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	288,291	236,798
Debt instruments at amortized cost [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	0
Debt instruments at amortized cost [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	66,895	77,884
Debt instruments at amortized cost [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	11,811	1,710
Debt instruments at amortized cost [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	366,997	316,392
Debt instruments at fair value through other comprehensive income [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	2,759,838	2,207,908
Debt instruments at fair value through other comprehensive income [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	23,489,895	20,435,445
Debt instruments at fair value through other comprehensive income [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,075,246	913,176
Debt instruments at fair value through other comprehensive income [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,115,603	1,057,963
Debt instruments at fair value through other comprehensive income [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	205,583	228,214
Debt instruments at fair value through other comprehensive income [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 28,646,165	¥ 24,842,706